                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-05526
                                  ----------------------------------------------

                    J.P. Morgan Mutual Fund Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 522 Fifth Avenue,  New York,            NY 10036
 -------------------------------------------------------------------------------
            (Address of principal executive offices)    (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------

Date of fiscal year end:   December 31, 2004
                        --------------------------------------------------------

Date of reporting period:  September 30, 2004
                          ------------------------------------------------------


ITEM 1.  SCHEDULE OF INVESTMENTS.

                         J.P. MORGAN EQUITY GROWTH FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN EQUITY GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

 SHARES   ISSUER                                                                 VALUE
-------------------------------------------------------------------------------------------
LONG - TERM INVESTMENTS--98.1%

          COMMON STOCKS-- 98.1%
          ADVERTISING -- 1.2%
      6   Getty Images, Inc. *                                                $         315
      8   Lamar Advertising Co. *                                                       312

                                                                              -------------
                                                                                        627
          AEROSPACE -- 0.5%
      3   General Dynamics Corp.                                                        265
          BIOTECHNOLOGY -- 3.2%
      5   Amgen, Inc. *                                                                 289
      8   Biogen Idec, Inc. *                                                           489
     10   Genentech, Inc. *                                                             499
      3   Invitrogen Corp. *                                                            189
      9   Medimmune, Inc. *                                                             213

                                                                              -------------
                                                                                      1,679
          BROADCASTING/CABLE -- 0.7%
     12   EchoStar Communications Corp., Class A *                                      373
          BUSINESS SERVICES -- 6.7%
     16   Accenture LTD (Bermuda), Class A *                                            422
     14   Affiliated Computer Services, Inc., Class A *                                 764
     11   Apollo Group, Inc., Class A *                                                 793
     11   Automatic Data Processing, Inc.                                               471
      7   ChoicePoint, Inc. *                                                           311
      7   Cintas Corp.                                                                  298
      6   Robert Half International, Inc.                                               155
     15   SunGard Data Systems, Inc. *                                                  349

                                                                              -------------
                                                                                      3,563
          CHEMICALS -- 0.6%
      7   Praxair, Inc.                                                                 297
          COMPUTER NETWORKS -- 3.6%
     87   Cisco Systems, Inc. *                                                       1,566
     14   Juniper Networks, Inc. *                                                      338

                                                                              -------------
                                                                                      1,904
          COMPUTER SOFTWARE -- 6.2%
      6   Intuit, Inc. *                                                                291
     77   Microsoft Corp.                                                             2,135
     32   Oracle Corp. *                                                                359
     11   Red Hat, Inc. *                                                               131
     10   SAP AG (Germany), ADR                                                         374

                                                                              -------------
                                                                                      3,290
          COMPUTERS/COMPUTER HARDWARE -- 2.2%
     32   Dell, Inc. *                                                                1,153


          CONSUMER PRODUCTS -- 3.7%
     26   Procter & Gamble Co.                                                        1,396
     14   The Gillette Co.                                                              580

                                                                              -------------
                                                                                      1,976
          CONSUMER SERVICES -- 0.7%
     14   Education Management Corp. *                                                  378
          DIVERSIFIED -- 2.7%
     24   General Electric Co.                                                          809
     21   Tyco International LTD (Bermuda)                                              650

                                                                              -------------
                                                                                      1,459
          ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.3%
     19   PerkinElmer, Inc.                                                             325
     30   Symbol Technologies, Inc.                                                     373

                                                                              -------------
                                                                                        698
          ENTERTAINMENT/LEISURE -- 1.1%
      9   Carnival Corp.                                                                436
      5   International Game Technology                                                 169

                                                                              -------------
                                                                                        605
          FINANCIAL SERVICES -- 5.4%
      3   Chicago Mercantile Exchange                                                   432
      8   Citigroup, Inc.                                                               371
     12   Freddie Mac                                                                   789
      4   Legg Mason, Inc.                                                              216
      9   Morgan Stanley                                                                424
     49   The Charles Schwab Corp.                                                      453
      5   The First Marblehead Corp. *                                                  209

                                                                              -------------
                                                                                      2,894
          FOOD/BEVERAGE PRODUCTS -- 4.4%
     13   PepsiCo, Inc.                                                                 637
     17   Sysco Corp.                                                                   512
     29   The Coca-Cola Co.                                                           1,169

                                                                              -------------
                                                                                      2,318
          HEALTH CARE/HEALTH CARE SERVICES -- 5.6%
      8   Anthem, Inc. *                                                                689
     14   Baxter International, Inc.                                                    444
     14   Boston Scientific Corp. *                                                     568
     12   Guidant Corp.                                                                 780
     12   Laboratory Corp. of America Holdings *                                        507

                                                                              -------------
                                                                                      2,988
          INSURANCE -- 3.5%
      4   AMBAC Financial Group, Inc.                                                   328
     14   American International Group, Inc.                                            965
      6   Marsh & McLennan Companies, Inc.                                              252
      9   Willis Group Holdings LTD (United Kingdom)                                    344

                                                                              -------------
                                                                                      1,889
          INTERNET SERVICES/SOFTWARE -- 3.3%
      6   eBay, Inc. *                                                                  587
      1   Google, Inc., Class A *                                                       194
     11   VeriSign, Inc. *                                                              217
     23   Yahoo!, Inc. *                                                                776

                                                                              -------------
                                                                                      1,774


          MULTI-MEDIA -- 1.7%
     58   Liberty Media Corp., Class A *                                                505
     12   Viacom, Inc., Class B                                                         416

                                                                              -------------
                                                                                        921
          OFFICE/BUSINESS EQUIPMENT -- 0.5%
     19   Xerox Corp. *                                                                 266
          OIL & GAS -- 2.4%
      5   Anadarko Petroleum Corp.                                                      358
      1   Devon Energy Corp.                                                             92
      6   Schlumberger LTD                                                              431
      7   Smith International, Inc. *                                                   395

                                                                              -------------
                                                                                      1,276
          PHARMACEUTICALS -- 13.1%
      3   Abbott Laboratories                                                           140
     13   Eli Lilly & Co.                                                               769
     11   Forest Laboratories, Inc. *                                                   481
      3   ImClone Systems, Inc. *                                                       180
     32   Johnson & Johnson                                                           1,814
      9   Merck & Co., Inc.                                                             310
      4   OSI Pharmaceuticals, Inc. *                                                   264
     74   Pfizer, Inc.                                                                2,258
     21   Schering-Plough Corp.                                                         393
      8   Sepracor, Inc. *                                                              371

                                                                              -------------
                                                                                      6,980
          RESTAURANTS/FOOD SERVICES -- 0.6%
      6   P.F. Chang's China Bistro, Inc. *                                             301
          RETAILING -- 11.6%
     11   CDW Corp.                                                                     650
      8   CVS Corp.                                                                     324
     40   Home Depot, Inc.                                                            1,561
     11   IAC/InterActiveCorp *                                                         244
     15   MSC Industrial Direct Co., Class A                                            501
     18   Staples, Inc.                                                                 537
     17   Target Corp.                                                                  765
     20   The Gap, Inc.                                                                 378
     22   Wal-Mart Stores, Inc.                                                       1,186

                                                                              -------------
                                                                                      6,146
          SEMI-CONDUCTORS -- 5.5%
     25   Altera Corp. *                                                                485
     14   Analog Devices, Inc.                                                          551
     18   Applied Materials, Inc. *                                                     302
     60   Intel Corp.                                                                 1,193
     11   Linear Technology Corp.                                                       395

                                                                              -------------
                                                                                      2,926
          SHIPPING/TRANSPORTATION -- 0.7%
      5   United Parcel Service, Inc., Class B                                          364
          STEEL -- 0.5%
      7   United States Steel Corp.                                                     252
          TELECOMMUNICATIONS -- 1.9%
     38   Crown Castle International Corp. *                                            568

          20 Nextel Communications, Inc., Class A *                                     472
                                                                              -------------
                                                                                      1,040
          TELECOMMUNICATIONS EQUIPMENT -- 3.0%
          32 Corning, Inc. *                                                            349
          31 Motorola, Inc.                                                             563
          17 QUALCOMM, Inc.                                                             660
                                                                              -------------
                                                                                      1,572
          ---------------------------------------------------------------------------------
          Total Common Stocks                                                        52,174
          (Cost $52,258)
          ---------------------------------------------------------------------------------

  SHORT-TERM INVESTMENT - 0.8%
-------------------------------------------------------------------------------------------

          MONEY MARKET FUND -- 0.8%
    420   JPMorgan Prime Money Market Fund (a)                                          420
          (Cost $420)
-------------------------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 98.9%                                          $      52,594
          (COST $52,678)

          OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                                  607
          NET ASSETS - 100%                                                   $      53,201
-------------------------------------------------------------------------------------------

          Percentages indicated are based on net assets of $53,201.

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                 GROSS            GROSS         NET UNREALIZED
AGGREGATE      UNREALIZED       UNREALIZED       APPRECIATION/
  COST        APPRECIATION     DEPRECIATION     (DEPRECIATION)
---------------------------------------------------------------
$  52,678     $      3,405     $     (3,489)    $           (84)

ABBREVIATIONS:

*          -  Non-income producing security.
(a)        -  Affiliated. Money market fund registered under the Investment
              Company Act of 1940, as amended and advised by JPMorgan Investment
              Management, Inc.
ADR        -  American Depository Receipt.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                         J.P. MORGAN EQUITY INCOME FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(c) JPMorgan Chase & Co., 2004.

JPMORGAN EQUITY INCOME FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

 SHARES   ISSUER                                                                 VALUE
-------------------------------------------------------------------------------------------
  LONG - TERM INVESTMENTS--95.0%

          COMMON STOCKS -- 95.0%
          AGRICULTURAL PRODUCTION/SERVICES -- 1.2%
     12   Monsanto Co.                                                        $         448
      7   UST, Inc.                                                                     294

                                                                              -------------
                                                                                        742
          APPAREL -- 1.6%
     20   VF Corp.                                                                      984
          APPLIANCES & HOUSEHOLD DURABLES -- 1.8%
     30   Furniture Brands International, Inc. (l)                                      754
      6   Whirlpool Corp.                                                               355

                                                                              -------------
                                                                                      1,109
          AUTOMOTIVE -- 0.8%
     12   Genuine Parts Co.                                                             457
          BANKING -- 17.9%
     51   Bank of America Corp.                                                       2,214
     26   Compass Bancshares, Inc.                                                    1,131
      9   Fifth Third Bancorp                                                           418
      4   M&T Bank Corp.                                                                383
     21   New York Community Bancorp, Inc. (l)                                          441
     18   North Fork Bancorporation, Inc.                                               782
     14   Northern Trust Corp.                                                          563
     33   SouthTrust Corp.                                                            1,387
      8   SunTrust Banks, Inc.                                                          584
      9   TCF Financial Corp.                                                           282
     20   The Bank of New York Co., Inc.                                                586
     40   U.S. Bancorp                                                                1,144
      6   Wachovia Corp.                                                                296
     11   Wells Fargo & Co.                                                             632

                                                                              -------------
                                                                                     10,843
          BUSINESS SERVICES -- 1.5%
     22   Deluxe Corp.                                                                  911
          CHEMICALS -- 0.8%
      5   PPG Industries, Inc.                                                          313
      4   The Sherwin-Williams Co.                                                      171

                                                                              -------------
                                                                                        484
          COMPUTER SOFTWARE -- 0.7%
     15   Microsoft Corp.                                                               423
          COMPUTERS/COMPUTER HARDWARE -- 0.7%
     22   Hewlett-Packard Co.                                                           408
          CONSTRUCTION MATERIALS -- 1.1%
     13   Vulcan Materials Co.                                                          647
          CONSUMER PRODUCTS -- 2.9%
     23   Altria Group, Inc.                                                          1,096

      9   Fortune Brands, Inc.                                                          652

                                                                              -------------
                                                                                      1,748
          DIVERSIFIED -- 0.7%
     13   General Electric Co.                                                          447
          ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.5%
      5   Emerson Electric Co.                                                          303
          FINANCIAL SERVICES -- 7.1%
     58   Citigroup, Inc.                                                             2,550
     17   Freddie Mac                                                                 1,129
     16   Washington Mutual, Inc.                                                       641

                                                                              -------------
                                                                                      4,320
          FOOD/BEVERAGE PRODUCTS -- 1.6%
     13   Kellogg Co.                                                                   563
     11   The Coca-Cola Co.                                                             421

                                                                              -------------
                                                                                        984
          INSURANCE -- 8.6%
     17   Chubb Corp.                                                                 1,222
      9   Hartford Financial Services Group, Inc.                                       533
     19   IPC Holdings LTD (Bermuda)                                                    707
      8   Marsh & McLennan Companies, Inc.                                              348
     19   Old Republic International Corp.                                              473
     14   SAFECO Corp.                                                                  621
     17   The Allstate Corp.                                                            792
     14   Willis Group Holdings LTD (United Kingdom)                                    505

                                                                              -------------
                                                                                      5,201
          MANUFACTURING -- 1.4%
      9   Cooper Industries LTD, Class A                                                542
      8   Honeywell International, Inc.                                                 298

                                                                              -------------
                                                                                        840
          MULTI-MEDIA -- 1.1%
      4   Gannett Co., Inc.                                                             310
      5   Knight Ridder, Inc.                                                           327

                                                                              -------------
                                                                                        637
          OIL & GAS -- 12.4%
     33   ChevronTexaco Corp.                                                         1,784
     24   ConocoPhillips                                                              1,972
     56   Exxon Mobil Corp.                                                           2,716
     22   Questar Corp.                                                               1,017

                                                                              -------------
                                                                                      7,489
          PAPER/FOREST PRODUCTS -- 1.6%
     12   Plum Creek Timber Co., Inc.                                                   424
     12   Rayonier, Inc.                                                                536

                                                                              -------------
                                                                                        960
          PHARMACEUTICALS -- 1.8%
      6   Johnson & Johnson                                                             327
     10   Merck & Co., Inc.                                                             330
     13   Pfizer, Inc.                                                                  407

                                                                              -------------
                                                                                      1,064
          PIPELINES -- 0.5%
      5   Kinder Morgan, Inc.                                                           333

          REAL ESTATE -- 1.5%
     12   Brascan Corp. (Canada) *                                                      367
     16   Brookfield Properties Corp. (Canada)                                          513

                                                                              -------------
                                                                                        880
          REAL ESTATE INVESTMENT TRUST -- 6.1%
      5   Boston Properties, Inc.                                                       288
     26   Extra Space Storage, Inc.                                                     325
     12   Global Signal, Inc. (l) +                                                     277
     11   iStar Financial, Inc.                                                         462
      7   Kimco Realty Corp.                                                            354
     14   Manufactured Home Communities, Inc.                                           462
     13   ProLogis                                                                      462
     12   PS Business Parks, Inc. (l)                                                   482
     13   Regency Centers Corp.                                                         604

                                                                              -------------
                                                                                      3,716
          RETAILING -- 1.1%
     26   The May Department Stores Co.                                                 669
          TELECOMMUNICATIONS-- 8.1%
     30   Alltel Corp.                                                                1,669
     37   BellSouth Corp.                                                             1,009
     24   SBC Communications, Inc.                                                      625
     41   Verizon Communications, Inc.                                                1,595

                                                                              -------------
                                                                                      4,898
          UTILITIES -- 9.9%
     24   AGL Resources, Inc. (l)                                                       738
     11   Dominion Resources, Inc.                                                      711
     14   Entergy Corp.                                                                 862
     15   Exelon Corp.                                                                  539
      9   FPL Group, Inc.                                                               601
     18   KeySpan Corp.                                                                 698
     18   Pinnacle West Capital Corp.                                                   747
     15   SCANA Corp. (l)                                                               556
     18   Wisconsin Energy Corp.                                                        574

                                                                              -------------
                                                                                      6,026
          ---------------------------------------------------------------------------------
          Total Common Stocks                                                        57,523
          (Cost $46,327)
          ---------------------------------------------------------------------------------

SHORT-TERM INVESTMENT--5.4%
-------------------------------------------------------------------------------------------
          MONEY MARKET FUND -- 5.4%
  3,297   JPMorgan Prime Money Market Fund (a)                                        3,297
          (Cost $3,297)
          ---------------------------------------------------------------------------------

          TOTAL INVESTMENTS -- 100.4%                                         $      60,820
          (COST $49,624)

          LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)                               (254)

          NET ASSETS - 100.0%                                                 $      60,566
-------------------------------------------------------------------------------------------

          Percentages indicated are based on net assets of $60,566.

PRINCIPAL AMOUNT
     (USD)             COLLATERAL INVESTMENTS                                     VALUE
-------------------------------------------------------------------------------------------
                       REPURCHASE AGREEMENT (c)
     $  2,078          UBS Securities LLC, 1.87%, due10/01/04,
                       dated 09/30/04, proceeds $2,078 secured by
                       U.S. Government Agency Securities                      $      2,078

For Federal income tax purposes, the cost and unrealized appreciation/(depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                            GROSS                    GROSS                  NET UNREALIZED
AGGREGATE                UNREALIZED               UNREALIZED                 APPRECIATION/
  COST                  APPRECIATION             DEPRECIATION               (DEPRECIATION)
------------------------------------------------------------------------------------------
$ 49,624                 $   11,695               $    (499)                 $    11,196

ABBREVIATIONS:
*          -  Non-income producing security.
+          -  All or a portion of this security is segregated for TBA, when issued, delayed delivery securities or swaps.
(a)        -  Affiliated. Money market fund registered under the Investment
              Company Act of 1940, as amended and advised by JPMorgan
              Investment Management Inc.
(c)        -  Investment of cash collateral for portfolio securities on loan.
(l)        -  Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD        -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BEUSED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unlesspreceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the assetmanagement business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(c) JPMorgan Chase & Co., 2004.

                          JPMORGAN MID CAP GROWTH FUND


                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

 SHARES   ISSUER                                                                 VALUE
-------------------------------------------------------------------------------------------
     LONG - TERM INVESTMENTS - 97.1%

          COMMON STOCKS -- 97.1%
          AEROSPACE -- 1.0%
     14   Rockwell Collins, Inc.                                              $         522
          AIRLINES -- 1.1%
     39   SkyWest, Inc. (l)                                                             588
          APPAREL -- 1.1%
     14   Coach, Inc. *                                                                 575
          AUTOMOTIVE -- 4.0%
     15   Autoliv, Inc. (Sweden)                                                        596
     10   Gentex Corp. (l)                                                              367
     10   Oshkosh Truck Corp.                                                           585
     11   Polaris Industries, Inc. (l)                                                  608

                                                                              -------------
                                                                                      2,156
          BANKING -- 3.3%
      9   BOK Financial Corp. * (l)                                                     408
     12   North Fork Bancorporation, Inc. (l)                                           511
     15   TCF Financial Corp.                                                           453
      7   Zions Bancorporation                                                          400

                                                                              -------------
                                                                                      1,772
          BIOTECHNOLOGY -- 2.4%
     11   Genzyme Corp. *                                                               582
     19   Gilead Sciences, Inc. *                                                       716

                                                                              -------------
                                                                                      1,298
          BROADCASTING/CABLE -- 0.9%
     16   Univision Communications, Inc., Class A *                                     504
          BUSINESS SERVICES -- 1.1%
     11   Affiliated Computer Services, Inc., Class A *                                 587
          COMPUTER NETWORKS -- 1.5%
     17   Juniper Networks, Inc. *                                                      405
     18   Network Appliance, Inc. *                                                     411

                                                                              -------------
                                                                                        816
          COMPUTER SOFTWARE -- 6.9%
     13   Adobe Systems, Inc.                                                           631
      9   Cognos, Inc. (Canada) *                                                       318
     24   Computer Associates International, Inc.                                       629
     10   DST Systems, Inc. *                                                           422
      9   Dun & Bradstreet Corp. *                                                      555
     12   Fiserv, Inc. *                                                                427
     11   NAVTEQ Corp. *                                                                399
     20   VERITAS Software Corp. *                                                      355

                                                                              -------------
                                                                                      3,736

          COMPUTERS/COMPUTER HARDWARE -- 4.7%
     11   Apple Computer, Inc. *                                                        420
      5   Lexmark International, Inc., Class A *                                        412
     15   NCR Corp. *                                                                   732
     13   Tech Data Corp. *                                                             485
      8   Zebra Technologies Corp., Class A *                                           493

                                                                              -------------
                                                                                      2,542
          CONSTRUCTION -- 0.7%
      9   Lennar Corp., Class A *
                                                                                        405
          CONSUMER PRODUCTS -- 1.1%
     41   Tempur-Pedic International, Inc. *                                            611
          ELECTRONICS/ELECTRICAL EQUIPMENT -- 8.0%
     36   Amphenol Corp., Class A *                                                   1,231
     24   Arrow Electronics, Inc. *                                                     546
     16   Fisher Scientific International * (l)                                         919
     26   Flextronics International LTD (Singapore) *                                   341
     18   Jabil Circuit, Inc. *                                                         414
     15   Tektronix, Inc.                                                               499
     32   Vishay Intertechnology, Inc. *                                                408

                                                                              -------------
                                                                                      4,358
          ENTERTAINMENT/LEISURE -- 1.9%
     14   Regal Entertainment Group, Class A (l)                                        263
     17   Royal Caribbean Cruises LTD (l)                                               750

                                                                              -------------
                                                                                      1,013
          FINANCIAL SERVICES -- 3.8%
     41   AmeriCredit Corp. *                                                           855
     52   Ameritrade Holding Corp. *                                                    620
     12   T. Rowe Price Group, Inc.                                                     599

                                                                              -------------
                                                                                      2,074
          HEALTH CARE/HEALTH CARE SERVICES -- 11.2%
      7   Aetna, Inc.                                                                   685
      5   Beckman Coulter, Inc.                                                         261
     11   Biomet, Inc.                                                                  525
     25   Caremark Rx, Inc. *                                                           810
      7   Covance, Inc. *                                                               294
     11   Cytyc Corp. *                                                                 264
     23   DaVita, Inc. *                                                                711
     14   Laboratory Corp. of America Holdings *                                        621
     24   Omnicare, Inc.                                                                686
      7   St. Jude Medical, Inc. *                                                      561
     11   Triad Hospitals, Inc. *                                                       393
      3   Zimmer Holdings, Inc. *                                                       273

                                                                              -------------
                                                                                      6,084
          HOTELS/OTHER LODGING -- 1.8%
     16   Fairmont Hotels & Resorts, Inc. (Canada)                                      428
     30   Hilton Hotels Corp.                                                           570

                                                                              -------------
                                                                                        998
          INSURANCE -- 0.8%
      6   AMBAC Financial Group, Inc.                                                   456
          INTERNET SERVICES/SOFTWARE -- 1.1%
     13   CheckFree Corp. * (l)                                                         363

     16   Netflix, Inc. * (l)                                                           244

                                                                              -------------
                                                                                        607
          MANUFACTURING -- 3.8%
     22   Donaldson Co., Inc. (l)                                                       636
     19   Harsco Corp.                                                                  835
      8   ITT Industries, Inc.                                                          604

                                                                              -------------
                                                                                      2,075
          METALS/MINING -- 1.8%
     12   CONSOL Energy, Inc. (l)                                                       417
      9   Precision Castparts Corp.                                                     534

                                                                              -------------
                                                                                        951
          MULTI-MEDIA -- 0.7%
      8   The E.W. Scripps Co., Class A                                                 399
          OFFICE/BUSINESS EQUIPMENT -- 0.7%
     29   Xerox Corp. *
          OIL & GAS -- 4.0%                                                             402
     10   BJ Services Co.                                                               529
     13   FMC Technologies, Inc. *                                                      419
     11   Nabors Industries LTD (Barbados) *                                            509
     11   Newfield Exploration Co. *                                                    702

                                                                              -------------
                                                                                      2,159
          PHARMACEUTICALS -- 6.1%
     17   Andrx Corp. *                                                                 372
      6   Celgene Corp. * (l)                                                           376
     19   IVAX Corp. *                                                                  369
     14   Medicis Pharmaceutical Corp., Class A                                         545
     30   NBTY, Inc. *                                                                  642
      4   OSI Pharmaceuticals, Inc. *                                                   258
      7   Sepracor, Inc. *                                                              356
     15   Valeant Pharmaceuticals International (l)                                     373

                                                                              -------------
                                                                                      3,291
          RESTAURANTS/FOOD SERVICES -- 0.8%
     10   The Cheesecake Factory, Inc. * (l)                                            445
          RETAILING -- 9.3%
     12   Abercrombie & Fitch Co., Class A                                              389
     12   Advanced Auto Parts, Inc. * (l)                                               415
     17   CarMax, Inc. * (l)                                                            370
     11   CDW Corp.                                                                     641
     11   Chico's FAS, Inc. * (l)                                                       368
     38   Circuit City Stores, Inc.                                                     584
     27   Foot Locker, Inc.                                                             640
     13   MSC Industrial Direct Co., Class A (l)                                        438
     14   PETsMART, Inc. (l)                                                            393
     13   RadioShack Corp.                                                              377
     14   Tiffany & Co.                                                                 426

                                                                              -------------
                                                                                      5,041
          SEMI-CONDUCTORS -- 4.1%
     18   Altera Corp. *                                                                350
     11   Broadcom Corp., Class A *                                                     288
     10   KLA-Tencor Corp. *                                                            398

     14   Linear Technology Corp.                                                       502
     15   Microchip Technology, Inc.                                                    397
     10   Novellus Systems, Inc. *                                                      277

                                                                              -------------
                                                                                      2,212
          SHIPPING/TRANSPORTATION -- 1.4%
     16   Ryder System, Inc.                                                            729
          TELECOMMUNICATIONS -- 3.3%
     18   Adtran, Inc.                                                                  414
     27   Avaya, Inc. *                                                                 371
     18   Nextel Communications, Inc., Class A *                                        418
     35   Nextel Partners, Inc., Class A * (l)                                          587

                                                                              -------------
                                                                                      1,790
          TELECOMMUNICATIONS EQUIPMENT -- 1.5%
     34   Corning, Inc. *                                                               374
     21   Polycom, Inc. *                                                               425

                                                                              -------------
                                                                                        799
          TEXTILES -- 1.2%
      8   Mohawk Industries, Inc. *                                                     623

                                                                              -------------
          TOTAL INVESTMENTS -- 97.1%                                          $      52,618
          (COST $46,616)
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.9%                               1,576
          NET ASSETS -- 100.0%                                                       54,194
-------------------------------------------------------------------------------------------

Percentages indicated are based on net assets of $54,194.

  PRINCIPAL
   AMOUNT
    (USD)                                                                        VALUE
-------------------------------------------------------------------------------------------
          COLLATERAL INVESTMENTS
          REPURCHASE AGREEMENT (c)
$ 7,510   Cantor Fitzgerald Securities, Inc., 1.92%, dated 9/30/04, due
          10/01/04, proceeds $7,511, secured by U.S. Government
          Agency Securities                                                           7,510
-------------------------------------------------------------------------------------------
                                                                              $       7,510
-------------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                    GROSS           GROSS        NET UNREALIZED
  AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
    COST         APPRECIATION    DEPRECIATION    (DEPRECIATION)
---------------------------------------------------------------
$    46,616      $      7,777    $     (1,775)   $        6,002

ABBREVIATIONS:
*    -  Non-income producing security.
(c)  -  Investment of cash collateral for portfolio securities on loan.
(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD  -  United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                J.P. Morgan Mutual Fund Investment Trust
            -------------------------------------------------------------

By (Signature and Title)    /s/ Stephanie J. Dorsey
                        -------------------------------------------------
                            Stephanie J. Dorsey, Treasurer

Date                        November 19, 2004
    ---------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Stephanie J. Dorsey
                        -------------------------------------------------
                            Stephanie J. Dorsey, Treasurer

Date                        November 19, 2004
    ---------------------------------------------------------------------

By (Signature and Title)    /s/ George C.W. Gatch
                        -------------------------------------------------
                            George C.W. Gatch, President

Date                        November 23, 2004
    ---------------------------------------------------------------------